COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [text block] [Abstract]
COMMITMENTS

NOTE 32 - COMMITMENTS

(a)	Commitments for loans obtained

The Company and its subsidiaries do not have credit agreements that indicate limits to some financial indicators of the Company or the subsidiaries, with the exception of those detailed below:

Regarding the revolving committed credit line (“Revolving Credit Facility”) established with a consortium of twelve banks led by Citibank, with a guarantee of aircraft, engines, spare parts and supplies for a total committed amount of US $ 600 million, it includes restrictions of minimum liquidity, measured at the Consolidated Company level (with a minimum level of US $ 750 million) and individually measured for LATAM Airlines Group S.A. companies and TAM Linhas Aéreas S.A. (with a minimum level of US $ 400 million). Compliance with these restrictions is a prerequisite for using the line; if the line is used, said restrictions must be reported quarterly, and non-compliance with these restrictions will accelerate credit. As of December 31, 2020, this line of credit is fully used.

As of December 31, 2020, the Company is in compliance with all the financial indicators detailed above.

On the other hand, the financing agreements of the Company generally establish clauses regarding changes in the ownership structure and in the controller and disposition of assets (which mainly refers to significant transfers of assets).

Under Section 362 of the Bankruptcy Code, the filing of voluntary bankruptcy petitions by the Debtors automatically stayed most actions against the Debtors, including most actions to collect indebtedness incurred prior to the Petition Date or to exercise control over the Debtors’ property.

Accordingly, counterparties are stayed from taking any actions as a result of such purported defaults. Specifically, the financing agreements of the Company generally establish that the filing of bankruptcy or similar proceedings constitute an event of default, which are unenforceable under the Bankruptcy Code. At the date of the issuance of these financial statements, the Company has not received notices of termination of financing arrangements, based on such an event of default.

On September 29, 2020 the company signed the so-called “DIP Financing”, which contemplates minimum liquidity restrictions of at least US $ 400 million at a consolidated level.

LATAM’s obligations to the lenders of the DIP Financing have a super administrative preference recognized under Chapter 11 of the U.S. Bankruptcy Code with respect to the other liabilities of the company and entities of its corporate group that have filed for Chapter 11 proceedings (“Related Subsidiaries”) prior to the commencement of the Chapter 11 proceeding.

In addition, in order to secure the debt under the DIP Financing, LATAM and the Related Subsidiaries granted certain guarantees, including, but not limited to, (i) in-rem guarantees to be granted over certain specified assets, such as spare engines, spare inventory, shares in certain subsidiaries (including, but not limited to, (a) a pledge over the shares owned by LATAM in LAN Cargo S.A., Inversiones Lan S.A., Lan Pax Group S.A., LATAM Travel II S.A., Technical Training Latam S.A. and Holdco I S.A., (b) pledge over the shares owned by LAN Cargo S.A. in Transporte Aéreo S.A., Inversiones Lan S.A., Fast Air Almacenes de Carga S.A. and Lan Cargo Inversiones S.A. and (c) pledge over the shares owned by Inversiones LAN S.A. in LAN Cargo S.A., Transporte Aéreo S.A., Lan Pax Group S.A., Fast Air Almacenes de Carga S.A., LATAM Travel Chile II S.A., Technical Training LATAM S.A. and Lan Cargo Inversiones S.A.), among others, under the laws of the jurisdictions in which they are located, (ii) personal guarantees of the Related Subsidiaries and (iii) a in-rem guarentee of general nature over the assets of LATAM and the Related Subsidiaries other than certain “Excluded Assets” comprising, among other things, the aircraft and the “Carve-Out” including, among other things, certain funds assigned for expenses of the Chapter 11 proceedings.

(b) Other commitments

At December 31, 2020 the Company has existing letters of credit, certificates of deposits and warranty insurance policies as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Twenty six letters of credit	188,524	Jan-20-21
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Four letters of credit	2.871	Dec-04-21
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Eight letters of credit	4,240	Apr-05-21
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,682	Mar-29-21
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	Latam Airlines Group S.A.	One letter of credit	1,500	Jun-18-21
Metropolitan Dade County	Latam Airlines Group S.A.	Seven letters of credit	2,463	Apr-09-21
BBVA	Latam Airlines Group S.A.	One letter of credit	4,476	Jan-16-22
JFK International Air Terminal LLC.	Latam Airlines Group S.A.	One letter of credit	2,300	Jan-27-21
Sociedad Concesionaria Pudahuel S.A.	Latam Airlines Group S.A.	Sixteen letters of credit	1,953	Apr-01-21
Servicio Nacional de Aduanas	Latam Airlines Group S.A.	Five letters of credit	2,574	Apr-01-21
Tesorería Nacional de la República	Latam Airlines Group S.A.	Five letters of credit	1,416	Apr-30-21
Procon	Tam Linhas Aéreas S.A.	Eleven insurance policy guarantee	14,972	Apr-01-21
União Federal	Tam Linhas Aéreas S.A.	Six insurance policy guarantee	53,718	Nov-09-21
Procuradoria da Fazenda Nacional	Tam Linhas Aéreas S.A.	One letter of credit	6,060	Aug-10-21
Tribunal de Justição de São Paulo.	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	1,047	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	2,300	Jun-25-23
14ª Vara Federal da Seção Judiciária de Distrito Federal	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,373	May-29-25
Vara das Execuções Fiscais Estaduais	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	2,722	Jul-05-23
Vara Civel Campinas SP	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,487	Jun-14-24
JFK International Air Terminal LLC.	Tam Linhas Aéreas S.A.	An letter of credit	1,300	Jan-10-21
7ª Turma do Tribunal Regional Federal da 1ª Região	Tam Linhas Aéreas S.A.	An insurance policy guarantee	41,993	Apr-20-23
Vara de Execuções Fiscais Estaduais da Comarca de São Paulo	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	10,775	Jul-05-23
Bond Safeguard Insurance Company	Tam Linhas Aéreas S.A.	Four insurance policy guarantee	2,700	Jul-14-21
União Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	Four insurance policy guarantee	2,304	Nov-16-25
Unia o Federal	ABSA Linhas Aereas Brasileira S.A.	Four insurance policy guarantee	31,247	Feb-22-21
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S.A.	An insurance policy guarantee	1,560	Feb-20-23
Tribunal de Justição de São Paulo.	ABSA Linhas Aereas Brasileira S.A.	Two insurance policy guarantee	5,084	Sep-23-24
7ª Turma do Tribunal Regional Federal da 1ª Região	ABSA Linhas Aereas Brasileira S.A.	An insurance policy guarantee	1,638	May-07-23
			404,279

Letters of credit related to assets for right of use are included in Note 17 Properties, plants and equipment letter (d) Additional information Properties, plants and equipment, in numeral (i) Properties, plants and equipment delivered in guarantee.